Conestoga Funds

Conestoga SMid Cap Fund

Incorporated herein by reference is the prospectus supplement for the Conestoga SMid Cap Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 4, 2014 (SEC Accession No. 0001162044-14-000155).